UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    $297,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102      670     6000 SH       SOLE                     6000        0        0
ALTRIA GROUP INC               COM              02209S103     4883   142000 SH       SOLE                   142000        0        0
AMAZON COM INC                 COM              023135106     4877    18300 SH       SOLE                    18300        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    10093   260000 SH       SOLE                   260000        0        0
APPLE INC                      COM              037833100     5222    11796 SH       SOLE                    11796        0        0
APPLE INC                      COM              037833100      133      300 SH  CALL SOLE                      300        0        0
BAIDU INC                      SPON ADR REP A   056752108     3964    45200 SH       SOLE                    45200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8812   723500 SH       SOLE                   723500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     6825    65500 SH       SOLE                    65500        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      474    11500 SH  CALL SOLE                    11500        0        0
CHURCH & DWIGHT INC            COM              171340102      646    10000 SH       SOLE                    10000        0        0
COCA COLA CO                   COM              191216100     3195    79000 SH       SOLE                    79000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     6338   160000 SH       SOLE                   160000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108      643    13500 SH       SOLE                    13500        0        0
COVIDIEN PLC                   SHS              G2554F113     3731    55000 SH       SOLE                    55000        0        0
DEERE & CO                     COM              244199105     6277    73000 SH       SOLE                    73000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3929   238000 SH       SOLE                   238000        0        0
DIRECTV                        COM              25490A309     6168   109000 SH       SOLE                   109000        0        0
DISH NETWORK CORP              CL A             25470M109     6216   164000 SH       SOLE                   164000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     6305   111000 SH       SOLE                   111000        0        0
DOLLAR GEN CORP NEW            COM              256677105     3384    66900 SH       SOLE                    66900        0        0
DOLLAR TREE INC                COM              256746108     3778    78000 SH       SOLE                    78000        0        0
EBAY INC                       COM              278642103     5070    93500 SH       SOLE                    93500        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108     6338   110000 SH       SOLE                   110000        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      631    25000 SH       SOLE                    25000        0        0
FISERV INC                     COM              337738108     7916    90100 SH       SOLE                    90100        0        0
GENERAL MTRS CO                COM              37045V100     6805   244600 SH       SOLE                   244600        0        0
GOOGLE INC                     CL A             38259P508     7806     9829 SH       SOLE                     9829        0        0
JOHNSON & JOHNSON              COM              478160104      367     4500 SH  CALL SOLE                     4500        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     6810    92800 SH       SOLE                    92800        0        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880      899    11900 SH       SOLE                    11900        0        0
LIBERTY MEDIA CORP DELAWARE    CL A             531229102      893     8000 SH       SOLE                     8000        0        0
LILLY ELI & CO                 COM              532457108      522     9200 SH  CALL SOLE                     9200        0        0
LINKEDIN CORP                  COM CL A         53578A108     3433    19500 SH       SOLE                    19500        0        0
LOCKHEED MARTIN CORP           COM              539830109     7336    76000 SH       SOLE                    76000        0        0
LOWES COS INC                  COM              548661107     5688   150000 SH       SOLE                   150000        0        0
LOWES COS INC                  COM              548661107      243     6400 SH  CALL SOLE                     6400        0        0
MANCHESTER UTD PLC NEW         ORD CL A         G5784H106      285    17000 SH       SOLE                    17000        0        0
MASCO CORP                     COM              574599106     6480   320000 SH       SOLE                   320000        0        0
MASTERCARD INC                 CL A             57636Q104     7451    13770 SH       SOLE                    13770        0        0
MCDONALDS CORP                 COM              580135101     5882    59000 SH       SOLE                    59000        0        0
MCDONALDS CORP                 COM              580135101      688     6900 SH  CALL SOLE                     6900        0        0
MERCK & CO INC NEW             COM              58933Y105     7205   163000 SH       SOLE                   163000        0        0
MOODYS CORP                    COM              615369105      261     4900 SH  CALL SOLE                     4900        0        0
NETFLIX INC                    COM              64110L106      473     2500 SH       SOLE                     2500        0        0
NEWMARKET CORP                 COM              651587107     5077    19500 SH       SOLE                    19500        0        0
NEWS CORP                      CL A             65248E104     8253   270500 SH       SOLE                   270500        0        0
NOBLE ENERGY INC               COM              655044105     7726    66800 SH       SOLE                    66800        0        0
NOVO-NORDISK A S               ADR              670100205     6137    38000 SH       SOLE                    38000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      949    18600 SH       SOLE                    18600        0        0
PEPSICO INC                    COM              713448108     3085    39000 SH       SOLE                    39000        0        0
PEPSICO INC                    COM              713448108     2524    31900 SH  CALL SOLE                    31900        0        0
PFIZER INC                     COM              717081103     7215   250000 SH       SOLE                   250000        0        0
PHILIP MORRIS INTL INC         COM              718172109     5331    57500 SH       SOLE                    57500        0        0
POST HLDGS INC                 COM              737446104      751    17500 SH       SOLE                    17500        0        0
PPG INDS INC                   COM              693506107     5826    43500 SH       SOLE                    43500        0        0
PRICELINE COM INC              COM NEW          741503403     4551     6613 SH       SOLE                     6613        0        0
PROCTER & GAMBLE CO            COM              742718109     5702    74000 SH       SOLE                    74000        0        0
PROCTER & GAMBLE CO            COM              742718109      532     6900 SH  CALL SOLE                     6900        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     1042    16200 SH       SOLE                    16200        0        0
SLM CORP                       COM              78442P106     4490   219000 SH       SOLE                   219000        0        0
SPIRIT AIRLS INC               COM              848577102      685    27000 SH       SOLE                    27000        0        0
TEMPUR PEDIC INTL INC          COM              88023U101      873    17600 SH       SOLE                    17600        0        0
UNION PAC CORP                 COM              907818108     6978    49000 SH       SOLE                    49000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     7352    98000 SH       SOLE                    98000        0        0
VISA INC                       COM CL A         92826C839     7643    45000 SH       SOLE                    45000        0        0
VISTAPRINT N V                 SHS              N93540107      522    13500 SH       SOLE                    13500        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     9020   317600 SH       SOLE                   317600        0        0
WELLS FARGO & CO NEW           COM              949746101     7731   209000 SH       SOLE                   209000        0        0
WELLS FARGO & CO NEW           COM              949746101      755    20400 SH  CALL SOLE                    20400        0        0
YAHOO INC                      COM              984332106      659    28000 SH       SOLE                    28000        0        0